Financial Risk Management_The Groups Credit Risk Regional Concentration Due From Financial Institutions And Securities Excluding Equity Securities And Derivative(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 141,174,929	₩ 126,814,607
Gross Carrying Amount [Member]
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	141,181,313	126,818,342
Allowances
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(6,384)	(3,735)
Due from financial institutions at amortised cost
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	18,142,960	17,216,288
Due from financial institutions at amortised cost | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	13,864,132	13,496,991
Due from financial institutions at amortised cost | United States
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	1,318,581	826,644
Due from financial institutions at amortised cost | Others
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	2,960,247	2,892,653
Due from financial institutions at amortised cost | Gross Carrying Amount [Member]
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 18,147,672	₩ 17,218,307
%	100.00%	100.00%
Due from financial institutions at amortised cost | Gross Carrying Amount [Member] | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 13,864,687	₩ 13,497,329
%	76.40%	78.39%
Due from financial institutions at amortised cost | Gross Carrying Amount [Member] | United States
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 1,318,582	₩ 826,660
%	7.27%	4.80%
Due from financial institutions at amortised cost | Gross Carrying Amount [Member] | Others
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 2,964,403	₩ 2,894,318
%	16.33%	16.81%
Due from financial institutions at amortised cost | Allowances
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ (4,712)	₩ (2,019)
Due from financial institutions at amortised cost | Allowances | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(555)	(338)
Due from financial institutions at amortised cost | Allowances | United States
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(1)	(16)
Due from financial institutions at amortised cost | Allowances | Others
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(4,156)	(1,665)
Due From Financial Institutions At Fair Value Through Profit Or Loss [Member]
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	216,367	381,719
Due From Financial Institutions At Fair Value Through Profit Or Loss [Member] | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	216,367	381,719
Due From Financial Institutions At Fair Value Through Profit Or Loss [Member] | Gross Carrying Amount [Member]
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 216,367	₩ 381,719
%	100.00%	100.00%
Due From Financial Institutions At Fair Value Through Profit Or Loss [Member] | Gross Carrying Amount [Member] | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 216,367	₩ 381,719
%	100.00%	100.00%
Due From Financial Institutions At Fair Value Through Profit Or Loss [Member] | Allowances
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 0	₩ 0
Due From Financial Institutions At Fair Value Through Profit Or Loss [Member] | Allowances | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through profit or loss
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	50,721,526	48,285,482
Securities measured at fair value through profit or loss | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	46,413,061	43,697,736
Securities measured at fair value through profit or loss | United States
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	1,939,330	1,813,902
Securities measured at fair value through profit or loss | Others
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	2,369,135	2,773,844
Securities measured at fair value through profit or loss | Gross Carrying Amount [Member]
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 50,721,526	₩ 48,285,482
%	100.00%	100.00%
Securities measured at fair value through profit or loss | Gross Carrying Amount [Member] | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 46,413,061	₩ 43,697,736
%	91.51%	90.50%
Securities measured at fair value through profit or loss | Gross Carrying Amount [Member] | United States
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 1,939,330	₩ 1,813,902
%	3.82%	3.76%
Securities measured at fair value through profit or loss | Gross Carrying Amount [Member] | Others
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 2,369,135	₩ 2,773,844
%	4.67%	5.74%
Securities measured at fair value through profit or loss | Allowances
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 0	₩ 0
Securities measured at fair value through profit or loss | Allowances | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through profit or loss | Allowances | United States
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through profit or loss | Allowances | Others
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Derivatives
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	3,190,673	2,025,962
Derivatives | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	1,440,349	1,024,392
Derivatives | United States
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	529,956	316,482
Derivatives | France
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	358,951	237,080
Derivatives | Singapore
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives		109,101
Derivatives | Japan
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives		97,351
Derivatives | Others
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	861,417	241,556
Derivatives | Gross Carrying Amount [Member]
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 3,190,673	₩ 2,025,962
%	100.00%	100.00%
Derivatives | Gross Carrying Amount [Member] | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 1,440,349	₩ 1,024,392
%	45.14%	50.56%
Derivatives | Gross Carrying Amount [Member] | United States
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 529,956	₩ 316,482
%	16.61%	15.62%
Derivatives | Gross Carrying Amount [Member] | France
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 358,951	₩ 237,080
%	11.25%	11.70%
Derivatives | Gross Carrying Amount [Member] | Singapore
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives		₩ 109,101
%		5.39%
Derivatives | Gross Carrying Amount [Member] | Japan
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives		₩ 97,351
%		4.81%
Derivatives | Gross Carrying Amount [Member] | Others
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 861,417	₩ 241,556
%	27.00%	11.92%
Derivatives | Allowances
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 0	₩ 0
Derivatives | Allowances | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Derivatives | Allowances | United States
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Derivatives | Allowances | France
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Derivatives | Allowances | Singapore
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives		0
Derivatives | Allowances | Japan
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives		0
Derivatives | Allowances | Others
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through other comprehensive income
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	43,556,848	35,243,634
Securities measured at fair value through other comprehensive income | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	40,948,853	33,156,041
Securities measured at fair value through other comprehensive income | United States
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	687,243	1,100,199
Securities measured at fair value through other comprehensive income | Others
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	1,920,752	987,394
Securities measured at fair value through other comprehensive income | Gross Carrying Amount [Member]
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 43,556,848	₩ 35,243,634
%	100.00%	100.00%
Securities measured at fair value through other comprehensive income | Gross Carrying Amount [Member] | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 40,948,853	₩ 33,156,041
%	94.01%	94.08%
Securities measured at fair value through other comprehensive income | Gross Carrying Amount [Member] | United States
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 687,243	₩ 1,100,199
%	1.58%	3.12%
Securities measured at fair value through other comprehensive income | Gross Carrying Amount [Member] | Others
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 1,920,752	₩ 987,394
%	4.41%	2.80%
Securities measured at fair value through other comprehensive income | Allowances
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 0	₩ 0
Securities measured at fair value through other comprehensive income | Allowances | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through other comprehensive income | Allowances | United States
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through other comprehensive income | Allowances | Others
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at amortized cost
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	25,346,555	23,661,522
Securities measured at amortized cost | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	22,590,507	21,174,613
Securities measured at amortized cost | United States
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	1,312,724	1,252,210
Securities measured at amortized cost | Others
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	1,443,324	1,234,699
Securities measured at amortized cost | Gross Carrying Amount [Member]
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 25,348,227	₩ 23,663,238
%	100.00%	100.00%
Securities measured at amortized cost | Gross Carrying Amount [Member] | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 22,591,541	₩ 21,175,749
%	89.12%	89.49%
Securities measured at amortized cost | Gross Carrying Amount [Member] | United States
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 1,312,941	₩ 1,252,426
%	5.18%	5.29%
Securities measured at amortized cost | Gross Carrying Amount [Member] | Others
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 1,443,745	₩ 1,235,063
%	5.70%	5.22%
Securities measured at amortized cost | Allowances
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ (1,672)	₩ (1,716)
Securities measured at amortized cost | Allowances | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(1,034)	(1,136)
Securities measured at amortized cost | Allowances | United States
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(217)	(216)
Securities measured at amortized cost | Allowances | Others
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ (421)	₩ (364)